PERSONNEL EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Salaries and wages	$ 304	$ 254
Share-based compensation expense (Note 23)	66	63	[1]
Short-term incentive plan	64	59
Pension plan expense	25	23
Health, savings plan and other benefits	30	21
Personnel expenses	$ 489	$ 420

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.